Intangible assets - Schedule of Estimated Growth Rates (Details)	Dec. 31, 2025	Dec. 31, 2024
Estimated growth rates for cash flow projections
Discount rate	4.20%	4.34%
Bottom of range [Member]
Estimated growth rates for cash flow projections
Annual compound revenue growth rate	2.20%	6.00%
Annual gross profit ratio	26.10%	26.00%
Top of range [Member]
Estimated growth rates for cash flow projections
Annual compound revenue growth rate	16.90%	20.00%
Annual gross profit ratio	57.20%	57.00%